Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Deferred income tax accounts
Current assets	$ 540	$ 669
Valuation allowance	(5)	(8)	(5)
Current liabilities	(1)	(15)
Net current deferred tax assets	534	646
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences	801	1,091
Valuation allowance	(1,803)	(1,691)	(1,609)
Non-current assets, total	2,820	2,473
Non-current liabilities
Capitalized Exploration and Development Costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)
Non-current liabilities, total	(15,207)	(12,042)
Net non-current deferred tax liabilities	(12,387)	(9,569)
Non-current deferred tax assets	317	(275)
Non-current deferred tax liabilities	(12,704)	9,844
Net deferred tax liability	$ (11,853)	$ (8,923)